UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21359

 Name of Registrant: MBIA Capital/Claymore Managed Duration Investment Grade
                     Municipal Fund

            Address of Registrant: 113 King Street, Armonk, NY 10504

            Name and address of agent for service: Clifford D. Corso,
                        113 King Street, Armonk, NY 10504

                           Copies to: John McDonnell,
                        2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19482

       Registrant's telephone number, including area code: (914) 273-4545

                        Date of fiscal year end: July 31

          Date of reporting period: August 27, 2003 - January 31, 2004

ITEM 1: Reports to Shareholders

                                                              Semi-Annual Report

                                                                January 31, 2004


               MBIA Capital/Claymore Managed
                   Duration Investment Grade    MZF
                              Municipal Fund



[MBIA LOGO OMITTED]                                  [CLAYMORE LOGO OMITTED]

NOT INSURED     o     NOT GUARANTEED     o     MAY LOSE VALUE

 Table of Contents

Shareholder Letter ............................  1

Fund Summary ..................................  2

Portfolio of Investments ......................  3

Statement of Assets and Liabilities ........... 10

Statement of Operations ....................... 11

Statement of Changes in Net Assets
   Applicable to Common Shareholders .......... 12

Financial Highlights .......................... 13

Notes to Financial Statements ................. 14

Additional Information Regarding the
   Fund's Trustees ............................ 19

Dividend Reinvestment Plan .................... 21

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Dear Shareholder:

I am pleased to provide you with the Semi-Annual Report to Shareholders of MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") for the period ending January 31, 2004. The Fund's common shares began trading on the New York Stock Exchange on August 27, 2003 under the ticker symbol MZF. The Fund issued approximately $70 million of preferred shares on October 28, 2003, and declared its first monthly dividend of $.07 per common share on October 15, 2003.

While interest rates remain at or near historical lows, they have not been immune from volatility. Between the Fund's initial trading date and January 31, 2004, the 10-Year U.S. Treasury Bond has yielded as high as 4.601% and as low as 3.934%. Needless to say, this type of environment presents numerous challenges to any fixed-income portfolio. Because of the Fund's focus on investment grade municipal bonds, its emphasis on long-term value within the municipal sector, its intermediate duration, and its hedging strategies, the Fund's Net Asset Value ("NAV") has remained relatively stable in this turbulent environment. Since commencement of investment operations, the Fund's common shares have consistently traded at a premium to NAV.

Recent pronouncements -- or, more properly, the lack of such pronouncements -- by the Federal Reserve seem to indicate that interest rates may begin to rise over the long-term. We believe that if rates rise, investment grade municipal bonds will represent a prudent place to be in the fixed-income universe. As the charts on the following page show, the Fund's bond assets are all investment grade and are diversified both geographically and across sectors.

Our investment strategy, emphasizing both bottom-up and top-down fundamental and technical analysis, has and will continue to drive our actions. The Fund will continue to strive for good relative value in the investment grade municipal sector, seeking out those securities which we believe will outperform in the long-term.

Sincerely,



/S/CLIFFORD D. CORSO

Clifford D. Corso
President, Chief Executive Officer

February 13, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that the Fund's or any other investment techniques will be effective under all market conditions.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Fund Summary (Unaudited)                                        JANUARY 31, 2004
--------------------------------------------------------------------------------



WEEKLY SHARE PRICE PERFORMANCE
--------------------------------------------------------------------------------

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

DATE                     SHARE PRICE              NAV            OFFERING PRICE
1/30/2004                  15.22                14.67                  15
1/23/2004                  15.95                14.75                  15
1/16/2004                  15.55                14.75                  15
1/9/2004                    15.4                14.72                  15
1/2/2004                   15.35                14.57                  15
12/26/2003                  15.2                14.59                  15
12/19/2003                 15.08                14.58                  15
12/12/2003                  15.3                14.48                  15
12/5/2003                   15.2                14.45                  15
11/28/2003                 15.15                14.53                  15
11/14/2003                 15.15                14.43                  15
11/7/2003                   15.1                 14.3                  15
10/31/2003                 15.15                 14.4                  15
10/24/2003                 15.06                14.54                  15
10/17/2003                 15.15                14.47                  15
10/10/2003                 14.92                14.49                  15
10/3/2003                  14.95                14.48                  15
9/26/2003                  15.06                14.49                  15
9/19/2003                  15.01                14.46                  15
9/12/2003                  15.05                14.42                  15
9/5/2003                   15.03                14.36                  15
8/29/2003                     15                 14.3                  15
8/27/2003                     15                14.29                  15

MONTHLY DIVIDENDS PER SHARE
--------------------------------------------------------------------------------

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

NOV. '03     $0.07
DEC. '03     $0.07
JAN. '04     $0.07

SECTOR CONCENTRATION (AS OF 01/31/04)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

INSURED (25.30%)
HOSPITAL (19.60%)
ELECTRIC POWER (11.60%)
EDUCATION (9.70%)
TRANSPORTATION (7.10%)
GENERAL OBLIGATION - STATE (6.50%)
OTHER (6.20%)
REVENUE (4.70%)
INSURED AIR (3.30%)
LEASE (3.10%)
HOUSING (2.90%)

CREDIT QUALITY (AS OF 01/31/04)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

AAA (35.76%)
AA  (21.33%)
A   (30.25%)
BBB (12.66%)

TOP STATE ALLOCATIONS (AS OF 01/31/04)(1)
-----------------------------------------
California                         18.21%
-----------------------------------------
New York                           16.50%
-----------------------------------------
Ohio                               10.81%
-----------------------------------------
Puerto Rico                         9.89%
-----------------------------------------
Florida                             7.17%
-----------------------------------------
Texas                               4.61%
-----------------------------------------
Massachusetts                       4.59%
-----------------------------------------
Colorado                            4.09%
-----------------------------------------
District of Columbia                3.30%
-----------------------------------------
West Virginia                       2.88%
-----------------------------------------


TOP 10 ISSUERS (AS OF 01/31/04)(1)
-------------------------------------------------
Colorado Health Facilities Auth.            4.09%
-------------------------------------------------
Cuyahoga County, OH                         3.70%
-------------------------------------------------
California State                            3.38%
-------------------------------------------------
Metropolitan D.C. Airport Auth.             3.30%
-------------------------------------------------
Highlands County, FL Health Fac. Auth.      3.20%
-------------------------------------------------
Puerto Rico Commonwealth                    3.10%
-------------------------------------------------
East Side Union High School District, CA    3.09%
-------------------------------------------------
Ohio State University                       2.97%
-------------------------------------------------
Port Auth. of NY and NJ                     2.94%
-------------------------------------------------
Puerto Rico Electric Power Authority        2.91%
-------------------------------------------------


 (1) PERCENTAGES CALCULATED BASED ON TOTAL MUNICIPAL BONDS AND NOTES.

               PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Portfolio of Investments (Unaudited)                                         JANUARY 31, 2004
------------------------------------------------------------------------------------------------------
        RATING     PRINCIPAL                                     OPTIONAL CALL         VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                PROVISIONS**         (NOTE 1)
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 153.21%
------------------------------------------------------------------------------------------------------
 ALABAMA -- 0.77%
          BBB         $845     Courtland AL Ind. Dev. Brd.
                               Environ. Imp. Rev.,
                               Ser. B, 6.25%, 08/01/25           08/01/13 @ 100       $   888,619
                                                                                      -----------
------------------------------------------------------------------------------------------------------
 CALIFORNIA -- 27.90%
          AAA        3,810     Anaheim, CA Pub. Fin. Auth.
                               Lease Rev., Zero Coupon,
                               09/01/19 (FSA)                 No Call Provision         1,800,758
          AAA        4,000     CA Infra. & Econ. Dev. Rev.,
                               Bay Area Toll Brdgs., 5.00%,
                               07/01/26 (FGIC)                   07/01/13 @ 100         4,146,880
         BBB+        4,000     CA Dept. of Water Res.
                               Power Supply Rev., Ser. A,
                               5.125%, 05/01/19                  05/01/13 @ 101         4,151,360
          BBB        6,000     CA State Var. Purpose, 5.125%,
                               11/01/24                          11/01/13 @ 100         6,012,540
          AAA        5,310     East Side Union High School,
                               Ser. B, 5.00%, 08/01/27
                               (FGIC)                            08/01/11 @ 102         5,502,435
         BBB-        4,000     Golden State Tobbaco
                               Settlement Rev., Ser. B,
                               5.375%, 06/01/28                  06/01/10 @ 100         3,986,600
          AAA        4,000     Port of Oakland, CA Rev.,
                               Ser. L, 5.00%, 11/01/22
                               (FGIC)                            11/01/12 @ 100         4,126,280
          AAA        2,500     San Diego, CA Unified
                               School Dist., Ser. D, 5.25%,
                               07/01/25 (FGIC)                   07/01/12 @ 101         2,654,850
                                                                                       ----------
                                                                                       32,381,703
                                                                                       ----------
------------------------------------------------------------------------------------------------------
 COLORADO -- 6.27%
          AA         7,000     CO Health Facs. Auth. Rev.,
                               5.25%, 09/01/21                   09/01/11 @ 100         7,279,580
                                                                                       ----------
------------------------------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA -- 5.05%
          AAA        5,700     Metropolitan D.C. Airport
                               Auth. Sys. Ref., Ser. A,
                               5.125%, 10/01/29 (FGIC)           10/01/13 @ 100         5,865,471
                                                                                       ----------

                                               See notes to financial statements

                                           3                www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund



Portfolio of Investments (Unaudited)-- (continued)                   JANUARY 31, 2004
------------------------------------------------------------------------------------------------------
        RATING     PRINCIPAL                                     OPTIONAL CALL         VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                PROVISIONS**         (NOTE 1)
------------------------------------------------------------------------------------------------------
 FLORIDA -- 10.99%
           A       $ 2,500     Highlands Co.,
                               FL Health Facs. Auth. Rev.,
                               Ser. B, 5.25%, 11/15/23           11/15/12 @ 100       $ 2,528,650
           A         3,000     Highlands Co.,
                               FL Health Facs. Auth. Rev.,
                               5.875%, 11/15/29                  11/15/13 @ 100         3,157,710
          AA         4,000     Orlando, FL Utilities Comm.
                               Water & Elec. Rev. Ref.,
                               Ser. B, 5.00%, 10/01/22           04/01/13 @ 100         4,186,360
          A+         2,750     South Broward Co., FL Hosp.
                               Dist. Rev., 5.60%, 05/01/27       05/01/12 @ 101         2,878,343
                                                                                      -----------
                                                                                       12,751,063
                                                                                      -----------
------------------------------------------------------------------------------------------------------
 ILLINOIS -- 2.64%
           A         3,000     IL Dev. Fin. Auth. Hosp.
                               Rev., 5.65%, 11/15/24             11/15/09 @ 101         3,058,470
                                                                                      -----------
------------------------------------------------------------------------------------------------------
 LOUISIANA -- 4.07%
          BBB        1,000     Desoto Parish,
                               LA Environ. Imp. Rev., Ser. A,
                               5.85%, 11/01/27                   11/01/13 @ 100         1,017,480
          AAA        3,255     New Orleans, LA Gen.
                               Oblig. Ref., 5.50%,
                               12/01/21 (FGIC)                   12/01/19 @ 100         3,701,879
                                                                                      -----------
                                                                                        4,719,359
                                                                                      -----------
------------------------------------------------------------------------------------------------------
 MASSACHUSETTS -- 7.03%
          AAA        3,000     MA Dev. Fin. Agy. Rev., Ser. A,
                               5.00%, 10/01/28                   04/01/13 @ 100         3,087,180
          AAA        5,000     MA Port Auth. Special Facs.
                               Rev., Ser. A, 5.00%,
                               01/01/21 (AMBAC)                  01/01/11 @ 101         5,068,550
                                                                                      -----------
                                                                                        8,155,730
                                                                                      -----------
------------------------------------------------------------------------------------------------------
 MICHIGAN -- 4.38%
          AAA        2,000     Detroit, MI Sewer Ref.,
                               Ser. A, 5.00%, 07/01/28           07/01/13 @ 100         2,067,220
           A         2,500     MI State Hosp. Fin. Auth.
                               Rev., 5.50%, 11/01/18             11/01/13 @ 100         2,628,450

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Portfolio of Investments (Unaudited)-- (continued)                   JANUARY 31, 2004
------------------------------------------------------------------------------------------------------
        RATING     PRINCIPAL                                     OPTIONAL CALL         VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                PROVISIONS**         (NOTE 1)
------------------------------------------------------------------------------------------------------
 MICHIGAN (CONTINUED)
          AA      $    390     University of Michigan
                               Ref. Hosp., Ser. A2, VRDN,
                               1.05%, 12/01/24                               --        $  390,000
                                                                                       ----------
                                                                                        5,085,670
                                                                                       ----------

------------------------------------------------------------------------------------------------------
 MISSOURI -- 2.67%
          AA         3,000     Curators University of Missouri
                               Sys. Facs. Rev., Ser. A,
                               5.00%, 11/01/27                   11/01/13 @ 100         3,101,340
                                                                                       ----------

------------------------------------------------------------------------------------------------------
 NEW JERSEY -- 3.72%
          AA-        4,000     NJ Trans. Trust Fund Auth.
                               Rev., Ser. C, 5.50%, 06/15/24     06/15/13 @ 100         4,313,560
                                                                                       ----------

------------------------------------------------------------------------------------------------------
 NEW YORK -- 25.27%
          AA-        4,000     Metropolitan Trans. Auth.,
                               Ser. A, 5.125%, 01/01/24          07/01/12 @ 100         4,142,720
           A         4,300     New York, NY Gen. Oblig.,
                               Ser. H, 5.25%, 03/15/16           03/15/11 @ 101         4,559,634
           A         1,500     NY State Dorm. Auth.
                               Lease Rev. Court Facs.,
                               Ser. A,  5.375%, 05/15/22         05/15/13 @ 100         1,587,345
           A         2,500     NY State Dorm. Auth.
                               Lease Rev. Court Facs.,
                               Ser. A, 5.375%, 05/15/23          05/15/13 @ 100         2,635,900
          A3         1,500     NY State Dorm. Auth.
                               Rev. North Shore
                               L I Jewish Group,
                               5.375%, 05/01/23                  05/01/13 @ 100         1,554,225
          AA-        4,000     NY Tobacco Settlement
                               Funding Corp., Ser. A1,
                               5.50%, 06/01/19                   06/01/13 @ 100         4,334,680
          AA+          250     New York, NY Trans.
                               Fin. Auth., VRDN,
                               1.12%, 05/01/28                               --           250,000
          AAA        5,000     Port Auth. NY and
                               NJ - Cons. 127th Rev.,
                               5.20%, 12/15/26 (AMBAC)           06/15/12 @ 101         5,226,900

                                               See notes to financial statements

                                            5               www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund



Portfolio of Investments (Unaudited)-- (continued)                   JANUARY 31, 2004
------------------------------------------------------------------------------------------------------
        RATING     PRINCIPAL                                     OPTIONAL CALL         VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                PROVISIONS**         (NOTE 1)
------------------------------------------------------------------------------------------------------
 NEW YORK (CONTINUED)
           A       $ 5,000     Suffolk Co., NY Ind.
                               Dev. Agy. Rev.,
                               5.25%, 06/01/27                   06/01/13 @ 100       $ 5,038,550
                                                                                      -----------
                                                                                       29,329,954
                                                                                      -----------

------------------------------------------------------------------------------------------------------
 NORTH CAROLINA -- 3.60%
          BBB        1,000     NC Eastern Muni. Power
                               Agy. Sys. Rev. Ref., Ser. D,
                               5.125%, 01/01/23                  01/01/13 @ 100           999,060
          BBB        1,000     NC Eastern Muni. Power
                               Agy. Sys. Rev. Ref., Ser. D,
                               5.125%, 01/01/26                  01/01/13 @ 100           985,100
          AAA        2,135     NC Housing Fin. Agy. Rev.,
                               Ser. 14A, 5.35%, 01/01/22
                               (AMBAC)                           07/01/11 @ 100         2,196,659
                                                                                      -----------
                                                                                        4,180,819
                                                                                      -----------

------------------------------------------------------------------------------------------------------
 OHIO -- 16.57%
           A         3,000     Cuyahoga Co., OH Rev. Ref.,
                               Ser. A, 6.00%, 01/01/20           07/01/13 @ 100         3,290,940
           A         3,000     Cuyahoga Co., OH Rev. Ref.,
                               Ser. A, 6.00%, 01/01/21           07/01/13 @ 100         3,281,370
          AA-        5,000     Lorain Co., OH Hosp.
                               Rev. Ref., Ser. A,
                               5.25%, 10/01/33                   10/01/11 @ 101         5,032,400
          AA         5,100     Ohio State Univ.
                               Gen. Receipts.,
                               Ser. B, 5.00%, 06/01/28           06/01/13 @ 100         5,273,961
          Aaa        2,250     Toledo, OH City
                               Sch. Dist. Facs. Impr.
                               Gen. Oblig., 5.00%,
                               12/01/25 (FSA)                    12/01/13 @ 100         2,344,680
                                                                                      -----------
                                                                                       19,223,351
                                                                                      -----------

------------------------------------------------------------------------------------------------------
 PENNSYLVANIA -- 2.04%
          BBB        2,340     PA State Higher Educ.
                               Facs. Auth. Rev.,
                               5.25%, 05/01/2023               05/01/2013 @ 100         2,369,390
                                                                                      -----------

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments (Unaudited)-- (continued)                   JANUARY 31, 2004
------------------------------------------------------------------------------------------------------
        RATING     PRINCIPAL                                     OPTIONAL CALL         VALUE
  STATE (S&P)*   AMOUNT (000)         DESCRIPTION                PROVISIONS**         (NOTE 1)
------------------------------------------------------------------------------------------------------
 PUERTO RICO -- 15.15%
          A-       $ 4,035     PR Comnwlth. Hwy. &
                               Trans. Auth. Sub. Rev.,
                               5.00%, 07/01/28                   07/01/13 @ 100     $   4,114,812
          A-         5,400     PR Comnwlth. Pub.
                               Impr., Ser. A,
                               5.00%, 07/01/27                   07/01/13 @ 100         5,510,916
          A-         2,735     PR Pub. Bldgs. Auth.
                               Rev. Gtd. Govt. Facs., Ser. G,
                               5.00%, 07/01/26                   07/01/12 @ 100         2,787,922
          A-         5,000     PR Elec. Power Auth. Rev.,
                               Ser. NN, 5.125%, 07/01/24         07/01/13 @ 100         5,172,850
                                                                                    -------------
                                                                                       17,586,500
                                                                                    -------------

------------------------------------------------------------------------------------------------------
 TEXAS -- 7.07%
          AAA        4,000     Eagle Mtn. & Saginaw,
                               TX Indep. Sch. Dist.,
                               Ser. A, 5.25%, 08/15/23
                               (PSF-GTD)                         08/15/13 @ 100         4,247,680
          AAA        4,200     Houston, TX Water &
                               Sewer Sys. Rev., Ser. A,
                               Zero Coupon,
                               12/01/20 (FSA)                 No Call Provision         1,857,828
          BBB        2,000     Sabine River, TX Auth.
                               Poll. Cntl. Rev. Ref.,
                               Ser. B, 6.15%, 08/01/22           08/01/13 @ 101         2,097,580
                                                                                    -------------
                                                                                        8,203,088
                                                                                    -------------

------------------------------------------------------------------------------------------------------
 WASHINGTON -- 3.61%
          AAA        4,000     Seattle, WA Muni. Light &
                               Power Rev. Imp. & Ref.,
                               5.125%, 03/01/21 (FSA)            03/01/11 @ 100         4,186,880
                                                                                    -------------

------------------------------------------------------------------------------------------------------
 WEST VIRGINIA -- 4.41%
          AAA        5,000     WV State Housing Dev.
                               Fund Rev., Ser. D,
                               5.20%, 11/01/21                   05/01/11 @ 100         5,111,550
                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES

(COST $172,100,632)-- 153.21%                                                         177,792,097
                                                                                    -------------

                                               See notes to financial statements

                                           7                www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Portfolio of Investments (Unaudited)-- (continued)              JANUARY 31, 2004
--------------------------------------------------------------------------------


                   NOTIONAL                                          EXPIRATION          VALUE
   COUNTERPARTY  AMOUNT (000)          DESCRIPTION                      DATE           (NOTE 1)
-------------------------------------------------------------------------------------------------
SWAPTIONS -- 4.85%(1)
          AIG      $20,000     Option on a pay fixed/receive
                               floating rate interest rate swap
                               terminating on 09/03/28 (pay
                               fixed rate of 5.85% and receive
                               three-month LIBOR rate with
                               a quarterly reset)                      03/03/04      $     11,582

          AIG        3,000     Option on a pay fixed/receive
                               floating rate interest rate swap
                               terminating on 09/03/24 (pay
                               fixed rate of 5.97% and receive
                               three-month LIBOR rate with a
                               quarterly reset)                        09/03/04            57,173

          AIG       16,000     Option on a pay fixed/receive
                               floating rate interest rate swap
                               terminating on 03/03/24 (pay
                               fixed rate of 5.44% and receive
                               three-month LIBOR rate with
                               a quarterly reset)                      03/03/04           122,815

          AIG        6,700     Option on a pay fixed/receive
                               floating rate interest rate swap
                               terminating on 03/03/25 (pay
                               fixed rate of 5.83% and receive
                               three-month LIBOR rate with
                               a quarterly reset)                      03/03/05           290,395

    Goldman Sachs   10,000     Option on a pay fixed/receive
                               floating rate interest rate swap
                               terminating on 09/03/25 (pay
                               fixed rate of 6.30% and receive
                               three-month LIBOR rate with a
                               quarterly reset)                        09/03/05           346,000

    Goldman Sachs    7,000     Option on a pay fixed/receive
                               floating rate interest rate swap
                               terminating on 09/03/28 (pay fixed
                               rate of 6.50% and receive
                               three-month LIBOR rate with a
                               quarterly reset)                        09/03/08           409,000


                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Portfolio of Investments (Unaudited)-- (continued)              JANUARY 31, 2004
--------------------------------------------------------------------------------



                   NOTIONAL                                          EXPIRATION          VALUE
   COUNTERPARTY  AMOUNT (000)          DESCRIPTION                      DATE           (NOTE 1)
-------------------------------------------------------------------------------------------------
SWAPTIONS (CONTINUED)
    Goldman Sachs  $85,000     Option on a pay fixed/receive
                               floating rate interest rate swap
                               terminating on 09/03/28 (pay
                               fixed rate of 5.20% and receive
                               BMA rate with a weekly reset)           09/03/08       $ 4,395,000
                                                                                      -----------
Total Swaptions (Cost $8,175,700)-- 4.85%                                               5,631,965
                                                                                      -----------

TOTAL INVESTMENTS (Cost $180,276,332)-- 158.06%                                       183,424,062
Other Assets Less Liabilities-- 1.79%                                                   2,076,598
Preferred Shares, at Redemption Value-- (59.85)%(2)                                   (69,450,000)
                                                                                      -----------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.00%(3)                           $116,050,660
                                                                                     ============

 * FOR SECURITIES NOT RATED BY STANDARD &POOR'S RATINGS GROUP, THE RATING BY MOODY'S INVESTORS SERVICES, INC. IS PROVIDED.
 ** DATE AND PRICE OF THE EARLIEST OPTIONAL CALL OR REDEMPTION. THERE MAY BE
    OTHER CALL PROVISIONS AT VARYING PRICES AT LATER DATES.
(1) NON-INCOME PRODUCING SECURITIES.
(2) PREFERRED SHARES AS A PERCENTAGE OF MANAGED ASSETS IS 37.4%.
(3) PORTFOLIO PERCENTAGES ARE CALCULATED BASED ON NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS.

 GLOSSARY:
 AMBAC -- INSURED BY AMBAC ASSURANCE CORPORATION.
 BMA -- BOND MARKET ASSOCIATION
 FGIC -- INSURED BY FINANCIAL GUARANTY INSURANCE CO.
 FSA -- INSURED BY FINANCIAL SECURITY ASSURANCE, INC.
 LIBOR -- LONDON INTER-BANK OFFERING RATE
 PSF-GTD -- GUARANTEED BY PUBLIC SCHOOL FUND
 VRDN -- VARIABLE RATE DEMAND NOTES ARE INSTRUMENTS WHOSE INTEREST RATES CHANGE ON A SPECIFIED DATE (SUCH AS A COUPON DATE OR INTEREST PAYMENT DATE) AND/OR WHOSE INTEREST RATES VARY WITH CHANGES IN A DESIGNATED BASE RATE (SUCH AS THE PRIME INTEREST RATE). INTEREST RATE SHOWN REFLECTS RATE AT BALANCE SHEET DATE.

                                               See notes to financial statements

                                          9                 www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Statement of Assets and Liabilities

JANUARY 31, 2004 (UNAUDITED)



ASSETS:
   Investment in securities, at value
      (amortized cost $180,276,332) ..............................  $183,424,062
   Cash ..........................................................        93,627
   Interest receivable ...........................................     2,215,953
   Other assets ..................................................        17,046
                                                                    ------------
     Total Assets ................................................   185,750,688
                                                                    ------------
LIABILITIES:
   Dividends payable to preferred shareholders ...................        34,437
   Preferred shares offering costs payable .......................        49,038
   Due to affiliates .............................................        94,274
   Accrued expenses payable ......................................        72,279
                                                                    ------------
     Total Liabilities ...........................................       250,028
                                                                    ------------

PREFERRED SHARES:
     ($25,000 net asset and liquidation value
     per share applicable to 2,778 shares authorized,
     issued and outstanding) .....................................    69,450,000
                                                                    ------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
     (equivalent to $14.67 per share based on
     7,910,993 common shares issued and
     outstanding; unlimited number of common
     shares authorized) ..........................................  $116,050,660
                                                                    ============
NET ASSETS APPLICABLE TO COMMON
   SHAREHOLDERS CONSISTED OF:
   Common shares of beneficial interest,
     par value $0.001 per share ..................................  $      7,911
   Paid-in capital in excess of par ..............................   112,104,952
   Undistributed net investment income ...........................       703,034
   Accumulated net realized gain
     on investments ..............................................        87,033
   Net unrealized appreciation
     on investments ..............................................     3,147,730
                                                                    ------------
NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS ...........................................  $116,050,660
                                                                    ============

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Statement of Operations

FOR THE PERIOD AUGUST 27, 2003* THROUGH JANUARY 31, 2004 (UNAUDITED)



INVESTMENT INCOME:
Interest ............................................                $3,127,767
                                                                     ----------
EXPENSES:
   Investment advisory fees ......................... $261,062
   Servicing agent fees .............................  174,041
   Administration and accounting fees ...............   66,939
   Auction agent fees and commissions ...............   28,380
   Transfer agent fees ..............................   14,067
   NYSE fee .........................................   10,417
   Trustees' fees ...................................   16,729
   Audit fees .......................................   25,809
   Legal fees and expenses ..........................   24,747
   Reports to shareholders ..........................   11,618
   Custodian fees ...................................    9,147
   Miscellaneous ....................................   34,774
                                                      --------
   Total expenses (before waivers) ..................  677,730
      Less investment advisory fees waived ..........  (60,245)
      Less servicing agent fees waived ..............  (40,163)
                                                      --------
      Net expenses (after waivers) ..................  577,322
                                                      --------
Net Investment Income ...............................                 2,550,445
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from
      security transactions .........................                    87,033
   Net change in unrealized appreciation
      of investments ................................                 3,147,730
                                                                     ----------
   Net realized and unrealized gain
      on investments ................................                 3,234,763
                                                                     ----------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ............................                  (189,977)
                                                                     -----------
NET INCREASE IN NET ASSETS APPLICABLE
   TO COMMON SHAREHOLDERS RESULTING
   FROM INVESTMENT OPERATIONS .......................                $5,595,231
                                                                     ==========

 * COMMENCEMENT OF INVESTMENT OPERATIONS.

                                               See notes to financial statements

                                           11               www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Statement of Changes in Net Assets Applicable to Common Shareholders

FOR THE PERIOD AUGUST 27, 2003* THROUGH DECEMBER 31, 2003 (UNAUDITED)


INVESTMENT OPERATIONS:
   Net investment income ........................................  $  2,550,445
   Net realized gain from security transactions .................        87,033
   Net change in unrealized appreciation
      of investments ............................................     3,147,730
                                                                   ------------
      Net increase in net assets resulting from
         investment operations ..................................     5,785,208
                                                                   ------------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ........................................      (189,977)
                                                                   ------------
Net Increase in Net Assets Applicable to
   Common Shareholders Resulting
   from Investment Operations ...................................     5,595,231
                                                                   ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
   NET INVESTMENT INCOME ........................................    (1,657,434)
                                                                   ------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of common shares ......................   112,809,375
   Preferred shares underwriting discount charged
      to paid-in capital in excess of par .......................      (694,500)
   Common shares and preferred shares
      offering costs charged to paid-in capital
      in excess of par ..........................................      (526,459)
   Reinvestment of dividends ....................................       424,444
                                                                   ------------
         Net increase in net assets applicable to
            common shares from capital
            share transactions ..................................   112,012,860
                                                                   ------------
   Net increase in net assets applicable
      to common shares ..........................................   115,950,657

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
   Beginning of period ..........................................       100,003
                                                                   ------------
   End of period (including undistributed
      net investment income of $703,034) ........................  $116,050,660
                                                                   ============

 * COMMENCEMENT OF INVESTMENT OPERATIONS.

                                               See notes to financial statements

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Financial Highlights
THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.



                                                            FOR THE PERIOD
                                                       AUGUST 27, 2003* THROUGH
                                                           JANUARY 31, 2004
                                                              (UNAUDITED)
                                                       ------------------------
PER COMMON SHARE OPERATING PERFORMANCE
Net asset value, beginning of period** .........................  $  14.33
                                                                  --------
INVESTMENT OPERATIONS:
Net investment income ..........................................      0.32
Net realized and unrealized gain on investments ................      0.41
                                                                  --------
   Total from investment operations ............................      0.73
                                                                  --------
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME .......................................     (0.03)
                                                                  --------
Net increase in net assets applicable to common
   shares resulting from investment operations .................      0.70
                                                                  --------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
   NET INVESTMENT INCOME .......................................     (0.21)
                                                                  --------
CAPITAL SHARE TRANSACTIONS:
Common share offering costs charged to paid-in
   capital in excess of par ....................................     (0.03)
Preferred shares offering costs/underwriting discount
   charged to paid-in capital in excess of par .................     (0.12)
                                                                  --------
   Total capital share transactions ............................     (0.15)
                                                                  --------
Net asset value, end of period .................................  $  14.67
                                                                  ========
Per share market value, end of period ..........................  $  15.22
                                                                  ========
TOTAL INVESTMENT RETURN (1) ....................................     2.93%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets: (2) (3)
   Expenses (net of fee waivers) ...............................     1.18%
   Expenses (excluding fee waivers) ............................     1.39%
   Net investment income .......................................     5.23%
Portfolio turnover rate ........................................       74%
Net assets, end of period (in 000's) ...........................  $116,051
Preferred shares asset coverage per share ......................    66,775

*   COMMENCEMENT OF INVESTMENT OPERATIONS.

** INITIAL PUBLIC OFFERING PRICE OF $15.00 PER SHARE LESS UNDERWRITING DISCOUNT OF $0.675 PER SHARE.

(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A PURCHASE OF COMMON SHARES AT THE OFFERING PRICE OF $15.00 ON AUGUST 27, 2003, AND A SALE AT THE MARKET PRICE ON THE LAST DAY OF THE PERIOD REPORTED. DIVIDENDS AND DISTRIBUTIONS, IF ANY, ARE ASSUMED FOR PURPOSES OF THIS CALCULATION TO BE REINVESTED AT PRICES OBTAINED UNDER THE FUND'S DIVIDEND REINVESTMENT PLAN. TOTAL INVESTMENT RETURN DOES NOT REFLECT BROKERAGE COMMISSIONS. THE TOTAL INVESTMENT RETURN, WHICH IS FOR LESS THAN A FULL YEAR, IS NOT ANNUALIZED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

(2) ANNUALIZED

(3) CALCULATED ON THE BASIS OF INCOME AND EXPENSES APPLICABLE TO BOTH COMMON AND PREFERRED SHARES RELATIVE TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS.

                                               See notes to financial statements

                                  13                        www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund



Notes to Financial Statements
JANUARY 31, 2004 (UNAUDITED)



NOTE 1 -- ORGANIZATION & ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") was organized as a Delaware statutory trust on May 20, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income exempt from regular Federal income tax while seeking to protect the value of the Fund's assets during periods of interest rate volatility.

Prior to commencing operations on August 27, 2003, the Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest to MBIA Capital Management Corp.

The following is a summary of significant accounting policies followed by the Fund.

  SECURITIES VALUATION: The municipal bonds in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Municipal bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees. Positions in futures contracts, interest rate swaps and options on interest rate swaps ("swaptions") are valued at closing prices for such contracts established by the exchange or dealer market on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods approved in good faith by the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required.

  SWAPTIONS: The Fund may engage in options transactions on interest rate swap agreements, commonly referred to as swaptions. A swaption is an agreement between two parties where one party purchases the right from the other party

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JANUARY 31, 2004 (UNAUDITED) -- CONTINUED


  to enter into an interest rate swap at a specified date and for a specified "fixed rate" yield (or "exercise" yield). In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate interest and receiver of variable rate interest, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap. In a receive-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate interest and a payer of variable rate interest, while the writer has the obligation to enter into the opposite side of the interest rate swap. The Fund will enter into such transactions to attempt to hedge some or all of its interest rate exposure in its holdings of municipal bonds. During the period ended January 31, 2004, the Fund purchased pay-fixed swaptions. Upon the purchase of these pay-fixed swaptions by the Fund, the total purchase price paid was recorded as an investment. The market valuation is determined as set forth in the preceding securities valuation paragraph. When the pay-fixed swaptions are exercised, the Fund has the right to enter into an interest rate swap as a payer of fixed rate interest and receiver of variable rate interest. When the pay-fixed swaptions reach their scheduled expiration dates, the Fund will record a gain or loss depending on the difference between the purchase price and the value of the swaptions on their exercise date.

  FEDERAL INCOME TAXES: It is the Fund's intention to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute sufficient net income to shareholders to qualify as such. For this reason and because substantially all of the Fund's gross income consists of tax-exempt interest, no Federal income tax provision is required.

  DIVIDENDS AND DISTRIBUTIONS: The Fund intends to declare and pay dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, will be paid at least annually. Dividends and distributions to shareholders will be recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


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



MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JANUARY 31, 2004 (UNAUDITED) -- CONTINUED


NOTE 2 -- AGREEMENTS:
--------------------------------------------------------------------------------

Pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between MBIA Capital Management Corp. (the "Adviser") and the Fund, the Adviser is responsible for the daily management of the Fund's Portfolio, which includes buying and selling securities for the Fund, as well as investment research, subject to the directions of the Fund's Board of Trustees. The Adviser is a subsidiary of MBIA Asset Management LLC which, in turn, is a wholly-owned subsidiary of MBIA Inc. The Advisory Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services at the annual rate of 0.39% of the sum of the Fund's average daily net assets (including assets acquired from the sale of any preferred shares), plus the proceeds of any outstanding borrowings used for financial leverage (in total, the "Managed Assets"). The Adviser has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the annual rate of 0.09% of the Fund's average daily Managed Assets from the commencement of the Fund's operations through September 1, 2008, and at the rate of 0.042% thereafter through September 1, 2009.

Pursuant to a Servicing Agreement, Claymore Securities, Inc. (the "Servicing Agent") acts as servicing agent to the Fund. The Servicing Agent receives an annual fee from the Fund, payable monthly in arrears, in an amount equal to 0.26% of the average daily value of the Fund's Managed Assets. The Servicing Agent has contractually agreed to waive a portion of the servicing fee it is entitled to receive from the Fund at the annual rate of 0.06% of the average daily value of the Fund's Managed Assets from the commencement of the Fund's operations through September 1, 2008, and at a rate of 0.028% thereafter through September 1, 2009.

MBIA Municipal Investors Service Corporation ("MBIA-MISC"), a subsidiary of MBIA Asset Management LLC, serves as Accounting Agent and Administrator to the Fund pursuant to an Accounting Services and Administration Agreement with the Fund. As Accounting Agent and Administrator, MBIA-MISC is responsible for services such as financial reporting, compliance monitoring and corporate management. MBIA-MISC is also responsible for maintaining the books and records of the Fund's securities and cash. For these services, the Fund pays MBIA-MISC an annual fee equal to 0.10% of the Fund's average daily Managed Assets up to $250 million, 0.06% on the next $250 million of the Fund's average daily Managed Assets, and 0.03% of the Fund's average daily Managed Assets in excess of $500 million, with a minimum annual fee of $100,000.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JANUARY 31, 2004 (UNAUDITED) -- CONTINUED


Certain officers and/or trustees of the Fund are officers and/or directors of the Adviser and the Servicing Agent.

NOTE 3 -- PORTFOLIO SECURITIES:
--------------------------------------------------------------------------------

Purchases and sales of investment securities, excluding short-term investments, for the period August 27, 2003 (commencement of investment operations) through January 31, 2004, aggregated $287,165,847 and $115,378,626, respectively.

The Federal income tax cost basis of the Fund's investments at January 31, 2004, was $180,276,332 and net unrealized appreciation was $3,147,730, which consisted of aggregate gross unrealized appreciation of $5,691,465 and aggregate gross unrealized depreciation of $2,543,735.

NOTE 4 -- CAPITAL:
--------------------------------------------------------------------------------

There are an unlimited number of $.001 par value common shares of beneficial interest authorized. Of the 7,910,993 common shares outstanding at January 31, 2004, the Adviser owned 6,981 shares. The Fund issued 7,100,000 common shares in its initial public offering on August 27, 2003. These common shares were issued at $15.00 per share before the underwriting discount of $0.675 per share. An additional 600,000 common shares and 175,000 common shares were issued on September 10, 2003 and October 10, 2003, respectively. These common shares were also issued at $15.00 per share before the underwriting discount of $0.675 per share. Organization expenses amounting to $31,465 were borne by the Adviser and the Servicing Agent. Offering costs of $236,459 (representing $0.03 per common share) were offset against proceeds of the offering and have been charged to paid-in capital in excess of par of the common shares. MBIA Capital Management Corp. and Claymore Securities, Inc. have agreed to pay all offering costs (other than the sales load) exceeding $0.03 per common share of the Fund.

Transactions in common shares for the period from August 27, 2003 (commencement of investment operations) through January 31, 2004, were as follows:

     Common shares outstanding -- beginning of period ................     6,981
     Common shares issued in connection with initial public offering . 7,100,000
     Underwriters' exercising the over-allotment option ..............   775,000
     Reinvestment of dividends .......................................    29,012
                                                                       ---------
     Common shares outstanding-- end of period ....................... 7,910,993
                                                                       =========


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




MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JANUARY 31, 2004 (UNAUDITED) -- CONTINUED


On October 27, 2003 the Fund issued 1,389 shares of Auction Market Preferred Shares, Series M7 and 1,389 shares of Auction Market Preferred Shares, Series W28. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends. Underwriting discounts of $694,500 and offering costs of $290,000 incurred in connection with the Fund's offering of preferred shares have been charged to paid-in capital in excess of par of the common shares. As of January 31, 2004, the Fund had 1,389 shares each of Auction Market Preferred Shares, Series M7 and W28, outstanding.

Dividends on the preferred shares are cumulative at a rate that is set by auction procedures. The dividend rate range on the preferred shares of the Fund for the period ended January 31, 2004, were as follows:

                SERIES           LOW          HIGH       AT 01/31/04
                ------          -----         -----      -----------
                M7              0.75%         1.40%         0.94%
                W28             1.05%         1.05%         1.05%

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of preferred shares at their liquidation value plus any accrued dividends. Preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of preferred shares.

NOTE 5 -- SUBSEQUENT DIVIDEND DECLARATIONS - COMMON SHAREHOLDERS:
--------------------------------------------------------------------------------

The Fund has declared the following dividends to common shareholders:

       RATE PER     DECLARATION     EX-DIVIDEND         RECORD       PAYABLE
         SHARE          DATE            DATE             DATE          DATE
       --------     -----------     -----------        --------      --------
         $0.07        02/17/04        03/04/04         03/08/04      03/15/04
          0.07        03/15/04        04/06/04         04/08/04      04/15/04

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Additional Information Regarding the Fund's Trustees (Unaudited)

   NAME,
 ADDRESS*,               TERM OF
  AGE AND           TERM OF OFFICE**
POSITION(S)            AND LENGTH                   PRINCIPAL OCCUPATION DURING
 HELD WITH               OF TIME                      THE PAST FIVE YEARS AND                             OTHER DIRECTORSHIPS
REGISTRANT               SERVED                         OTHER AFFILIATIONS                                  HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
Mark Jurish            Since 2003                   Founder and Chief Executive Officer of                   None
Age: 44                                             Larch Lane Advisors LLC. Prior to
Trustee                                             forming Larch Lane, Mr. Jurish was
                                                     Managing Director at Paloma
                                                    Partners, a firm that he
                                                    joined in 1988.
-----------------------------------------------------------------------------------------------------------------------------------
Ronald A.              Since 2003                   Founding partner, Nyberg and              Director, Juvenile Diabetes Research
Nyberg                                              Gustafson, a law firm specializing        Foundation, Chicago Chapter, and
Age: 50                                             in corporate law, estate planning         Edward Hospital Foundation,
Trustee                                             and business transactions                 Naperville, IL; Trustee, North Park
                                                    (2000-present). Formerly, Executive       University, Chicago; Trustee, Advent
                                                    Vice President, General Counsel           Claymore Convertible Securities and
                                                    and Corporate Secretary of Van            Income Fund, Western Asset/Claymore
                                                    Kampen Investments (1982-1999).           U.S. Treasury Inflation Protected
                                                    Former associate of Query & Harrow,       Securities Fund, Dreman/Claymore
                                                    a law firm(1978-1982).                    Dividend & Income Fund, and
                                                                                              Western Asset/Claymore U.S. Treasury
                                                                                              Inflation Protected Securities Fund 2.
-----------------------------------------------------------------------------------------------------------------------------------
Jerry S.               Since 2003                   Professor of Insurance and Risk           Harleysville Group, Inc; Century
Rosenbloom                                          Management at the Wharton School          Shares Trust; Mutual Risk
Age: 64                                             of the University of Pennsylvania and     Management; and Annuity & Life RE
Trustee                                             Academic Director of the Certified        Holdings.
                                                    Employee Benefit Specialist (CEBS)
                                                    Program, co-sponsored by the Wharton
                                                    School and the International Foundation
                                                    of Employee Benefit Plans
-----------------------------------------------------------------------------------------------------------------------------------
Ronald E.              Since 2003                   Former Vice President, Manager and        Trustee, Advent Claymore Convertible
Toupin, Jr.                                         Portfolio Manager of Nuveen Asset         Securities and Income Fund, Western
Age: 45                                             Management (1998-1999), Vice              Asset/Claymore U.S. Treasury Inflation
Trustee                                             President and Portfolio Manager of        Protected Securities Fund, Dreman/
                                                    Nuveen Investment Advisory Corporation    Claymore Dividend & Income Fund,
                                                    (1992-1999), Vice President and Manager   and Western Asset/Claymore U.S.
                                                    of Nuveen Unit Investment Trusts          Treasury Inflation Protected s
                                                    (1991-1998), and Assistant Vice           Securitie Fund 2.
                                                    Presidentand Portfolio Manager of
                                                    Nuveen Unit Trusts (1988-1990),
                                                    each of John Nuveen & Company, Inc.
                                                    (1982-1999).
-----------------------------------------------------------------------------------------------------------------------------------

* The business address of each Trustee is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund, 113 King Street, Armonk, New York 10504.
** The Trustees of each class shall be elected at an annual meeting of the shareholders or special meeting in lieu thereof called for that purpose, and each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office, or removal, of a Trustee.

                                       19                   www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Additional Information Regarding the Fund's Trustees (Unaudited) -- continued



   NAME,
 ADDRESS*,               TERM OF
  AGE AND           TERM OF OFFICE**
POSITION(S)            AND LENGTH                   PRINCIPAL OCCUPATION DURING
 HELD WITH               OF TIME                      THE PAST FIVE YEARS AND                             OTHER DIRECTORSHIPS
REGISTRANT               SERVED                         OTHER AFFILIATIONS                                  HELD BY TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
Clifford D.            Since 2003                   President of MBIA Capital                                 None
Corso                                               Management Corp. and Chief
Age: 42                                             Investment Officer, MBIA Insurance
Trustee and                                         Corp.; Vice President of the 1838
President                                           Investment Advisors Funds
-----------------------------------------------------------------------------------------------------------------------------------
Nicholas               Since 2003                   Senior Managing Director and General      Trustee, Advent Claymore Convertible
Dalmaso                                             Counsel of Claymore Advisors, LLC and     Securities and Income Fund, Western
Age: 38                                             Claymore Securities, Inc. (2001-present). Asset/Claymore U.S. Treasury Inflation
Trustee                                             Manager, Claymore Fund Management         Protected Securities Fund, F&C/
                                                    Company, LLC, Vice President Boyar Value  Claymore Preferred Securities &
                                                    Fund. Vice President and Assistant        Income Fund, Inc., Flaherty &
                                                    Secretary of F&C/Claymore Preferred       Crumrine/Claymore Total Return
                                                    Securities & Income Fund, Inc.            Fund, Inc., Dreman/Claymore
                                                    (2002-present), Flaherty & Crumrine/      Dividend & Income Fund, and
                                                    Claymore Total Return Fund, Inc.          Western Asset/Claymore U.S. Treasury
                                                    (2003-present) and Chief Legal and        Inflation Protected Securities Fund 2.
                                                    Executive Officer of Dreman/Claymore
                                                    Dividend & Income Fund (2004-present).
                                                    Formerly, Assistant General Counsel,
                                                    John Nuveen and Company, Inc. (1999-2001).
                                                    Former Vice  President and Associate
                                                    General Counsel of Van Kampen Investments,
                                                    Inc. (1992-1999).
-----------------------------------------------------------------------------------------------------------------------------------

* The business address of each Trustee is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund, 113 King Street, Armonk, New York 10504.
** The Trustees of each class shall be elected at an annual meeting of the shareholders or special meeting in lieu thereof called for that purpose, and each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office, or removal, of a Trustee.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Dividend Reinvestment Plan (Unaudited)

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder is ineligible or elects otherwise, all dividend and capital gains distributions are automatically reinvested by The Bank of New York ("BONY"), as agent for shareholders in administering the Plan (the "Plan Agent"), in additional common shares of the Fund. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to confirm that they are eligible to participate in the Plan. Shareholders who are ineligible or who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by BONY, as dividend paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to BONY, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the NYSE or elsewhere. If, on the dividend payment date, the market price per common share plus estimated brokerage commissions is greater than the net asset value per common share (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the payment date, provided that, if the net asset value per share is less than or equal to 95% of the market price per share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per share on the payment date. If on the dividend payment date the net asset value per share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

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MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund




Dividend Reinvestment Plan (Unaudited) -- continued

If, before the Plan Agent has completed its open-market purchases, the market price of the common shares exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset value per share at the close of business on the last purchase date; provided that, if the net asset value per share is less than 95% of the market price per share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per share on the payment date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All questions and correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, 101 Barclay Street, 20W, New York, New York 10286 or by phone at 800-701-8178.

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Fund Information

BOARD OF TRUSTEES
Clifford D. Corso
Nicholas Dalmaso
Mark Jurish
Ronald A. Nyberg
Jerry S. Rosenbloom
Ronald E. Toupin, Jr

OFFICERS
Clifford D. Corso
PRESIDENT

Michael R. Jacobson
VICE PRESIDENT AND SECRETARY

Marc D. Morris
TREASURER

INVESTMENT ADVISOR
MBIA Capital Management Corp.
113 King Street
Armonk, New York 10504

ADMINISTRATOR
MBIA Municipal Investors
Service Corporation
113 King Street
Armonk, NY 10504

SERVICING AGENT
Claymore Securities, Inc.
Wheaton, Illinois

CUSTODIAN, TRANSFER AGENT AND
AUCTION AGENT
The Bank of New York
New York, New York

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
New York, New York

QUESTIONS CONCERNING YOUR SHARES OF
MBIA CAPITAL/CLAYMORE MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

o  If your shares are held in a Brokerage Account, contact your Broker.
o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent:

The Bank of New York
101 Barclay Street
New York, New York 10286
800-701-8178

The Fund has adopted the Adviser's proxy voting policies and procedures to govern the voting of proxies relating to the voting securities of the Fund. You may obtain a copy of these proxy voting procedures, without charge, by calling
(800) 345-7999.

This report is sent to shareholders of MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

MBIA Capital Management Corp.                                             MZF
113 King Street                                                         LISTED
Armonk, New York 10504                                                   NYSE

ITEM 2: Code of Ethics

            Not applicable at this time.

ITEM 3: Audit Committee Financial Expert

            Not applicable at this time.

ITEM 4: Principal Accountant Fees and Services

            Not applicable at this time.

ITEM 5: Audit Committee of Listed Registrants

            Not applicable at this time.

ITEM 6: (Reserved)

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not applicable at this time.

ITEM 8: (Reserved)

ITEM 9: CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:

              (a)(1) not applicable at this time
              (a)(2) certifications


                                   Signatures

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

BY: /s/ Clifford D. Corso
    ---------------------
    Clifford D. Corso
    President

Date: March 29, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Clifford D. Corso
    ---------------------
    Clifford D. Corso
    President
    (Principal Executive Officer)

Date: March 29, 2004

BY: /s/ Marc D. Morris
    ------------------
    Marc D. Morris
    Treasurer
    (Principal Financial Officer)

Date: March 29, 2004